PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Deductible value-added tax input	26,330	35,810	4,938
Prepayments for CRO and other services	5,296	13,513	1,863
Deposits	3,355	3,998	551
Deferred expenses	408	3,489	481
Prepayment for raw materials	1,448	1,699	234
Others	714	893	125
	37,551	59,402	8,192